Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000032340
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Institutional Shares
Trading Symbol	EGFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	https://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Institutional Shares	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 6,180,742,716
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 48,719,626
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,180,742,716	23	$48,719,626	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	1.6%
Industrial	10.3%
Communication Services	12.8%
Financials	14.3%
Health Care	14.4%
Information Technology	46.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Netflix Inc.	8.8%
ASML Holding NV	8.1%
NVIDIA Corp.	7.4%
Broadcom Inc.	7.0%
Synopsys Inc.	5.9%
Visa Inc., Cl A	5.8%
Axon Enterprise Inc.	5.6%
MSCI Inc., Cl A	4.8%
TransDigm Group Inc.	4.7%
Shopify Inc., Cl A	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	https://edgewoodfunds.com/document-library
C000032341
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Retail Shares
Trading Symbol	EGFFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	https://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Retail Shares	$74	1.40%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%
AssetsNet	$ 6,180,742,716
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 48,719,626
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,180,742,716	23	$48,719,626	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	1.6%
Industrial	10.3%
Communication Services	12.8%
Financials	14.3%
Health Care	14.4%
Information Technology	46.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Netflix Inc.	8.8%
ASML Holding NV	8.1%
NVIDIA Corp.	7.4%
Broadcom Inc.	7.0%
Synopsys Inc.	5.9%
Visa Inc., Cl A	5.8%
Axon Enterprise Inc.	5.6%
MSCI Inc., Cl A	4.8%
TransDigm Group Inc.	4.7%
Shopify Inc., Cl A	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	https://edgewoodfunds.com/document-library